Inventories (Tables)	3 Months Ended
Mar. 31, 2025
Inventory Disclosure [Abstract]
Schedule of inventories	Inventories consisted of the following:

	March 31, 2025	December 31, 2024
	U.S. $ in thousands
Finished goods	$83,366	$90,702
Work-in-process	8,994	7,491
Raw materials	77,521	81,616
	$169,881	$179,809